INCOME TAXES - Income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current income taxes
Current year	$ 495	$ 477	$ 397
Adjustments in respect of previous years	5	9	(28)
Total current income taxes	500	486	369
Deferred income taxes
Movement of temporary differences and losses	(36)	(152)	(13)
Changes in tax rates	(1)	6	10
Changes in recognized deferred tax assets	39	0	20
Adjustments in respect of previous years	3	28	86
Other	(7)	1	0
Total deferred tax expense	(2)	(117)	103
Income tax expense	$ 498	$ 369	$ 472